Unaudited Interim Condensed Consolidated Statement of Changes in Equity (Parentheticals) $ in Thousands	Jun. 30, 2024 USD ($)
Unaudited Interim Condensed Consolidated Statement of Changes in Equity
Fair value upon recognition	$ 0